UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

DATE OF REPORTING PERIOD: JUNE 30, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-56.7%
		Consumer Discretionary-7.1%
49,800	*	Big Lots, Inc.	$1,047,294
29,800		BorgWarner, Inc.	1,017,074
69,000		Brown Shoe Company, Inc.	499,560
53,100		CBS Corporation - Class "B"	367,452
61,600	*	CEC Entertainment, Inc.	1,815,968
47,500		Coach, Inc.	1,276,800
23,500		Genuine Parts Company	788,660
67,300		H&R Block, Inc.	1,159,579
66,400		Home Depot, Inc.	1,569,032
74,800	*	Jack in the Box, Inc.	1,679,260
68,400	*	Lincoln Educational Services Corporation	1,431,612
29,800	*	Luxottica Group SpA (ADR)	619,244
34,900		McDonald's Corporation	2,006,401
135,300	*	Morgans Hotel Group Company	518,199
27,400		Newell Rubbermaid, Inc.	285,234
15,600		Polo Ralph Lauren Corporation - Class "A"	835,224
77,700	*	Ruby Tuesday, Inc.	517,482
57,100		Staples, Inc.	1,151,707
31,700	*	Steiner Leisure, Ltd.	967,801
206,000		Stewart Enterprises, Inc - Class "A"	992,920
73,860		Wyndham Worldwide Corporation	895,183
			21,441,686
		Consumer Staples-10.0%
123,300		Altria Group, Inc.	2,020,887
32,200		Avon Products, Inc.	830,116
33,700	*	Chattem, Inc.	2,294,970
27,400		Coca-Cola Company	1,314,926
96,300		CVS Caremark Corporation	3,069,081
64,500	*	Dean Foods Company	1,237,755
35,449		Kraft Foods, Inc. - Class "A"	898,278
59,800		McCormick & Company, Inc.	1,945,294
188,100		Nu Skin Enterprises, Inc. - Class "A"	2,877,930
34,200		PepsiCo, Inc.	1,879,632
73,000		Philip Morris International, Inc.	3,184,260
30,500		Procter & Gamble Company	1,558,550
97,100		Safeway, Inc.	1,977,927
16,340		Tootsie Roll Industries, Inc.	370,755
84,700		Walgreen Company	2,490,180
47,500		Wal-Mart Stores, Inc.	2,300,900
			30,251,441

		Energy-4.6%
19,700		Anadarko Petroleum Corporation	894,183
107,100	*	Cal Dive International, Inc.	924,273
28,000		ConocoPhillips	1,177,680
31,900		ExxonMobil Corporation	2,230,129
1,897		Hugoton Royalty Trust	27,393
24,486		Marathon Oil Corporation	737,763
56,000		Noble Corporation	1,694,000
24,300		Sasol, Ltd. (ADR)	846,126
67,400		Suncor Energy, Inc.	2,044,916
14,470	*	Transocean, Inc.	1,074,976
19,800		World Fuel Services Corporation	816,354
38,200		XTO Energy, Inc.	1,456,948
			13,924,741
		Financials-5.0%
16,100		American Express Company	374,164
29,100		Astoria Financial Corporation	249,678
20,897		Bank of America Corporation	275,840
60,600		Brookline Bancorp, Inc.	564,792
20,692		Capital One Financial Corporation	452,741
16,400		Citigroup, Inc.	48,708
26,550		Discover Financial Services	272,669
181,500		Financial Select Sector SPDR Fund (ETF)	2,172,555
56,250		First Mercury Financial Corporation	774,562
13,324		Hartford Financial Services Group, Inc.	158,156
74,700		Hudson City Bancorp, Inc.	992,763
57,900		JPMorgan Chase & Company	1,974,969
24,499		KeyCorp	128,375
53,000		Morgan Stanley	1,511,030
67,800		New York Community Bancorp, Inc.	724,782
88,200		NewAlliance Bancshares, Inc.	1,014,300
65,300		SPDR KBW Regional Banking (ETF)	1,196,949
116,172		Sunstone Hotel Investors, Inc. (REIT)	621,520
33,300		U.S. Bancorp	596,736
9,000		Urstadt Biddle Properties - Class "A" (REIT)	126,720
18,800		Webster Financial Corporation	151,340
34,500		Wells Fargo & Company	836,970
			15,220,319
		Health Care-9.3%
52,300		Abbott Laboratories	2,460,192
15,100	*	Amgen, Inc.	799,394
18,500		Baxter International, Inc.	979,760
32,500		Becton, Dickinson & Company	2,317,575
21,500	*	Cephalon, Inc.	1,217,975
23,700	*	Genzyme Corporation	1,319,379
32,800	*	Gilead Sciences, Inc.	1,536,352
57,800		Johnson & Johnson	3,283,040
15,500	*	Laboratory Corporation of America Holdings	1,050,745
45,100		Medtronic, Inc.	1,573,539
31,100		Merck & Company, Inc.	869,556
57,000		Perrigo Company	1,583,460
135,380		Pfizer, Inc.	2,030,700
83,700	*	PSS World Medical, Inc.	1,549,287
33,700		Sanofi-Aventis (ADR)	993,813
16,200	*	St. Jude Medical, Inc.	665,820
27,500	*	Thermo Fisher Scientific, Inc.	1,121,175
60,300		Wyeth	2,737,017
			28,088,779

		Industrials-7.0%
25,100		3M Company	1,508,510
69,300	*	AAR Corporation	1,112,265
27,600		Alexander & Baldwin, Inc.	646,944
35,504	*	Altra Holdings, Inc.	265,925
50,000	*	Armstrong World Industries, Inc.	824,500
18,600		Baldor Electric Company	442,494
25,450	*	BE Aerospace, Inc.	365,462
11,300		Burlington Northern Santa Fe Corporation	831,002
55,600		Chicago Bridge & Iron Company NV - NY Shares	689,440
37,400	*	Esterline Technologies Corporation	1,012,418
72,200		General Electric Company	846,184
15,900		Harsco Corporation	449,970
46,100		Honeywell International, Inc.	1,447,540
41,300		IDEX Corporation	1,014,741
800		IESI-BFC, Ltd.	9,320
19,300		Lockheed Martin Corporation	1,556,545
69,700	*	Mobile Mini, Inc.	1,022,499
19,600		Northrop Grumman Corporation	895,328
39,230	*	PGT, Inc.	59,237
27,000	*	Pinnacle Airlines Corporation	75,870
31,700		Raytheon Company	1,408,431
26,210		Republic Services, Inc.	639,786
93,300		TAL International Group, Inc.	1,016,970
59,200		Textainer Group Holdings, Ltd.	684,944
32,975		Tyco International, Ltd.	856,691
28,700		United Technologies Corporation	1,491,252
			21,174,268
		Information Technology-9.8%
32,700	*	Blackboard, Inc.	943,722
28,600	*	CACI International, Inc. - Class "A"	1,221,506
64,600	*	Cisco Systems, Inc.	1,204,144
116,600	*	EMC Corporation	1,527,460
62,500		Harris Corporation	1,772,500
41,900		Hewlett-Packard Company	1,619,435
58,400		Intel Corporation	966,520
35,300		International Business Machines Corporation	3,686,026
24,500	*	Macrovision Solutions Corporation	534,345
29,500	*	ManTech International Corporation - Class "A"	1,269,680
132,200		Microsoft Corporation	3,142,394
8,150	*	NCI, Inc. - Class "A"	247,923
90,900		Nokia Corporation - Class "A" (ADR)	1,325,322
79,500	*	Parametric Technology Corporation	929,355
51,300		QUALCOMM, Inc.	2,318,760
74,575	*	SRA International, Inc. - Class "A"	1,309,537
142,400	*	Symantec Corporation	2,215,744
119,800	*	TIBCO Software, Inc.	858,966
58,200	*	Websense, Inc.	1,038,288
66,076		Western Union Company	1,083,646
19,600		Xilinx, Inc.	401,016
			29,616,289
		Materials-1.8%
9,200		Agrium, Inc.	366,988
58,100		Celanese Corporation - Series "A"	1,379,875
23,100		Freeport-McMoRan Copper & Gold, Inc.	1,157,541
13,600		Praxair, Inc.	966,552
73,700		RPM International, Inc.	1,034,748
41,550		Temple-Inland, Inc.	545,136
			5,450,840

		Telecommunication Services-1.6%
79,300		AT&T, Inc.		1,969,812
91,100		Verizon Communications, Inc.		2,799,503
				4,769,315
		Utilities-.5%
38,100		Atmos Energy Corporation		954,024
15,700		Consolidated Edison, Inc.		587,494
				1,541,518
Total Value of Common Stocks (cost $183,306,856)				171,479,196
		CORPORATE BONDS-20.6%
		Aerospace/Defense-.3%
$1,000	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	1,006,229
		Automotive-.3%
1,000	M	Daimler Finance NA, LLC., 6.5%, 2013		1,017,491
		Consumer Durables-.4%
1,000	M	Black & Decker Corp., 8.95%, 2014		1,097,475
		Consumer Non-Durables-.2%
700	M	Newell Rubbermaid, Inc., 6.75%, 2012		711,322
		Energy-2.9%
1,000	M	Canadian Natural Resources, Ltd., 5.9%, 2018		1,023,155
500	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	512,165
1,000	M	ConocoPhillips, 5.75%, 2019		1,052,952
500	M	Kinder Morgan Finance Co., 5.35%, 2011		492,500
1,000	M	Nabors Industries, Inc., 5.375%, 2012		1,009,882
1,000	M	Nexen, Inc., 6.4%, 2037		921,297
1,000	M	Northern Border Partners LP, 7.1%, 2011		1,056,939
1,000	M	Pacific Energy Partners LP, 7.125%, 2014		1,024,609
500	M	Spectra Energy Capital, LLC, 6.2%, 2018		491,840
1,000	M	Suncor Energy, Inc., 6.1%, 2018		1,007,024
				8,592,363
		Financial Services-1.3%
1,000	M	CoBank, ACB, 7.875%, 2018	(a)	959,305
1,000	M	Fifth Third Bancorp, 5.45%, 2017		785,588
500	M	Hibernia Corp., 5.35%, 2014		411,691
1,000	M	Nationsbank Corp., 7.8%, 2016		943,928
1,000	M	Prudential Financial, Inc., 6%, 2017		942,272
				4,042,784
		Financials-2.4%
1,000	M	American Express Co., 7%, 2018		972,591
1,000	M	American General Finance Corp., 6.9%, 2017		542,195
1,000	M	Bear Stearns Cos., Inc., 7.25%, 2018		1,055,673
1,000	M	Caterpillar Financial Services Corp., 5.85%, 2017		1,019,838
927	M	Ford Motor Credit Co., 9.75%, 2010		888,210
1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036		850,488
1,000	M	Merrill Lynch & Co., 5.45%, 2013		974,075
1,000	M	Morgan Stanley, 5.3%, 2013		1,013,701
				7,316,771

		Food/Beverage/Tobacco-2.6%
1,000	M	Altria Group, Inc., 10.2%, 2039		1,184,677
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013		1,165,579
900	M	Cargill, Inc., 6%, 2017	(a)	897,296
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		1,122,350
1,270	M	ConAgra Foods, Inc., 5.875%, 2014		1,347,822
1,000	M	Diageo Capital PLC, 5.75%, 2017		1,044,984
1,000	M	Philip Morris International, Inc., 5.65%, 2018		1,050,021
				7,812,729
		Food/Drug-.3%
700	M	Kroger Co., 6.75%, 2012		757,291
		Forest Products/Containers-.2%
650	M	International Paper Co., 9.375%, 2019		663,643
		Health Care-.8%
120	M	Hospira, Inc., 6.4%, 2015		126,473
1,200	M	Novartis, 5.125%, 2019		1,230,022
1,000	M	Pfizer, Inc., 6.2%, 2019		1,095,638
				2,452,133
		Information Technology-.7%
1,000	M	Pitney Bowes, Inc., 5%, 2015		1,038,486
1,000	M	Xerox Corp., 5.5%, 2012		997,915
				2,036,401
		Manufacturing-.8%
500	M	Crane Co., 6.55%, 2036		432,942
1,000	M	John Deere Capital Corp., 5.35%, 2018		995,741
1,000	M	United Technologies Corp., 6.125%, 2019		1,108,821
				2,537,504
		Media-Broadcasting-1.1%
1,000	M	British Sky Broadcasting Group, 9.5%, 2018	(a)	1,197,146
750	M	Comcast Cable Communications, Inc., 7.125%, 2013		825,718
		Cox Communications, Inc.:
800	M	5.5%, 2015		776,092
500	M	8.375%, 2039	(a)	559,128
				3,358,084
		Media-Diversified-1.5%
		AOL Time Warner, Inc.:
750	M	6.75%, 2011		785,257
1,000	M	6.875%, 2012		1,070,432
1,000	M	McGraw-Hill Cos., Inc., 5.9%, 2017		958,899
500	M	News America, Inc., 5.3%, 2014		504,164
1,000	M	Time Warner Cable, Inc., 7.5%, 2014		1,102,701
				4,421,453
		Telecommunications-1.2%
500	M	AT&T, Inc., 5.8%, 2019		508,583
800	M	GTE Corp., 6.84%, 2018		834,370
600	M	SBC Communications, Inc., 6.25%, 2011		636,029
1,000	M	Verizon Communications, Inc., 8.75%, 2018		1,186,438
400	M	Verizon Wireless Capital, LLC, 5.55%, 2014	(a)	425,080
				3,590,500
		Transportation-.2%
500	M	GATX Corp., 8.75%, 2014		526,172

		Utilities-3.1%
1,000	M	Consolidated Edison Co. of New York, 7.125%, 2018		1,137,998
2,000	M	E. ON International Finance BV, 5.8%, 2018	(a)	2,084,410
600	M	Electricite de France, 6.95%, 2039	(a)	675,876
1,000	M	Energy Transfer Partners LP, 8.5%, 2014		1,122,763
350	M	Entergy Gulf States, Inc., 5.25%, 2015		334,407
873	M	Great River Energy Co., 5.829%, 2017	(a)	841,376
1,000	M	Maritimes & Northeast Pipeline, LLC, 7.5%, 2014	(a)	999,078
900	M	Public Service Electric & Gas Co., 6.75%, 2016		1,002,329
1,000	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		1,170,856
				9,369,093
		Waste Management-.3%
1,000	M	Allied Waste NA, Inc., 7.125%, 2016		1,006,353
Total Value of Corporate Bonds (cost $62,086,329)				62,315,791
		MORTGAGE-BACKED CERTIFICATES-14.1%
		Fannie Mae-12.9%
11,990	M	5.5%, 5/1/2033 - 5/1/2037		12,433,157
19,444	M	6%, 5/1/2036 - 7/1/2038		20,362,065
4,361	M	6.5%, 11/1/2033 - 7/1/2037		4,660,942
1,417	M	7%, 3/1/2032 - 8/1/2032		1,578,298
				39,034,462
		Freddie Mac-.8%
2,149	M	6%, 9/1/2032 - 9/1/2037		2,250,083
		Ginnie Mae-.4%
1,308	M	5%, 3/15/2039		1,336,881
Total Value of Mortgage-Backed Certificates (cost $40,975,892)				42,621,426
		U.S. GOVERNMENT AGENCY OBLIGATIONS-3.5%
2,000	M	Fannie Mae, 2.5%, 2014		1,968,396
2,000	M	Federal Farm Credit Bank, 5.37%, 2018		2,002,076
		Freddie Mac:
1,000	M	4.25%, 2018		983,843
1,000	M	5.5%, 2019		1,007,731
1,000	M	6%, 2017		1,000,717
		Tennessee Valley Authority:
1,450	M	4.375%, 2015		1,535,621
2,000	M	4.5%, 2018		2,043,970
Total Value of U.S. Government Agency Obligations (cost $10,554,541)				10,542,354
		MUNICIPAL BONDS-1.8%
1,000	M	Allegheny Cnty. PA Hosp. Dev. Auth. Rev., 5.5%, 2034		981,240
1,000	M	Atlanta GA Wtr. & Wastewtr. Rev. 6%, 2029		998,740
1,500	M	Lower Colorado River Auth. TX Rev., 5.5%, 2033		1,488,075
1,000	M	Richmond VA Pub. Util. Rev., 5%, 2035		1,008,280
1,000	M	South Carolina State Pub. Svc. Auth. Rev. 5%, 2029		1,018,170
Total Value of Municipal Bonds (cost $5,447,208)				5,494,505
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-1.3%
		Financials
1,500	M	Bank of America NA, .659%, 2010	(b)	1,504,907
2,500	M	Regions Bank, 2.75%, 2010		2,562,150
Total Value of U.S. Government FDIC Guaranteed Debt (cost $4,028,684)				4,067,057

		SHORT-TERM INVESTMENTS-1.4%
		Money Market Fund
4,300	M	First Investors Cash Reserve Fund, .61% (cost $4,300,000) **	4,300,000
Total Value of Investments (cost $310,699,510)		99.4%	300,820,329
Other Assets, Less Liabilities		.6%	1,745,610
Net Assets		100.0%	$302,565,939

*	Non-income producing

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2009.

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At June 30, 2009, the
Fund held eleven 144A securities with an aggregate value of
$10,157,089 representing 3.4% of the Fund's net assets.

(b)	Interest rates on adjustable rate bonds are determined and
reset quarterly. The interest rates above are the rates in effect on June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2009, the cost of investments for federal
income tax purposes was $312,093,377. Accumulated net
unrealized depreciation on investments was $11,273,048,
consisting of $25,414,002 gross unrealized appreciation
and $36,687,050 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$171,479,196	$-	$-	$171,479,196
Corporate Bonds	-	62,315,791	-	62,315,791
Mortgage-Backed Certificates	-	42,621,426	-	42,621,426
U.S. Government Agency
Obligations	-	10,542,354	-	10,542,354
Municipal Bonds	-	5,494,505	-	5,494,505
U.S. Government FDIC
Guaranteed Debt	-	4,067,057	-	4,067,057
Money Market Fund	4,300,000	-	-	4,300,000
Total Investments in Securities	$175,779,196	$125,041,133	$-	$300,820,329

Portfolio of Investments (unaudited)
VALUE FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-92.4%
		Consumer Discretionary-11.2%
24,500		Best Buy Company, Inc.	$820,505
36,800		Bob Evans Farms, Inc.	1,057,632
43,300		Carnival Corporation	1,115,841
56,100		CBS Corporation - Class "B"	388,212
78,900		Cinemark Holdings, Inc.	893,148
33,300		Comcast Corporation - Special Class "A"	469,530
95,500		Family Dollar Stores, Inc.	2,702,650
62,200		Genuine Parts Company	2,087,432
93,800		H&R Block, Inc.	1,616,174
80,900		Home Depot, Inc.	1,911,667
29,700		J.C. Penney Company, Inc.	852,687
77,200		Leggett & Platt, Inc.	1,175,756
96,400		Lowe's Companies, Inc.	1,871,124
56,400		McDonald's Corporation	3,242,436
55,700		Newell Rubbermaid, Inc.	579,837
125,800		Pearson PLC (ADR)	1,271,838
112,400	*	Ruby Tuesday, Inc.	748,584
78,000		Staples, Inc.	1,573,260
72,800		Tiffany & Company	1,846,208
66,533		Time Warner, Inc.	1,675,966
131,500		Walt Disney Company	3,067,895
39,220		Wyndham Worldwide Corporation	475,346
			31,443,728

	Consumer Staples-17.8%
70,700	Avon Products, Inc.	1,822,646
95,500	Coca-Cola Company	4,583,045
22,500	Colgate-Palmolive Company	1,591,650
65,400	ConAgra Foods, Inc.	1,246,524
45,800	Costco Wholesale Corporation	2,093,060
53,100	CVS/Caremark Corporation	1,692,297
48,200	Diageo PLC (ADR)	2,759,450
31,600	Estee Lauder Companies, Inc. - Class "A"	1,032,372
10,800	General Mills, Inc.	605,016
58,600	H.J. Heinz Company	2,092,020
61,600	Hershey Corporation	2,217,600
63,600	Kimberly-Clark Corporation	3,334,548
169,700	Kraft Foods, Inc. - Class "A"	4,300,198
54,000	McCormick & Company, Inc.	1,756,620
35,500	PepsiAmericas, Inc.	951,755
51,400	PepsiCo, Inc.	2,824,944
81,000	Philip Morris International, Inc.	3,533,220
26,600	Procter & Gamble Company	1,359,260
37,400	Ruddick Corporation	876,282
37,200	Safeway, Inc.	757,764
176,700	Sara Lee Corporation	1,724,592
74,900	Walgreen Company	2,202,060
97,400	Wal-Mart Stores, Inc.	4,718,056
		50,074,979
	Energy-9.0%
54,400	Anadarko Petroleum Corporation	2,469,216
53,800	BP PLC (ADR)	2,565,184
60,117	Chevron Corporation	3,982,751
64,700	ConocoPhillips	2,721,282
30,300	Diamond Offshore Drilling, Inc.	2,516,415
23,200	ExxonMobil Corporation	1,621,912
23,200	Hess Corporation	1,247,000
106,600	Marathon Oil Corporation	3,211,858
56,100	Royal Dutch Shell PLC - Class "A" (ADR)	2,815,659
53,700	Tidewater, Inc.	2,302,119
		25,453,396

	Financials-14.4%
21,700	ACE, Ltd.	959,791
39,500	Allstate Corporation	963,800
48,300	Aon Corporation	1,829,121
29,000	Aspen Insurance Holdings, Ltd.	647,860
167,200	Bank Mutual Corporation	1,457,984
130,887	Bank of America Corporation	1,727,708
88,328	Bank of New York Mellon Corporation	2,588,894
40,821	Brookfield Asset Management, Inc. - Class "A"	696,814
25,903	Capital One Financial Corporation	566,758
46,456	Chubb Corporation	1,852,665
62,847	Cincinnati Financial Corporation	1,404,630
89,600	Citigroup, Inc.	266,112
44,800	Comerica, Inc.	947,520
32,700	EMC Insurance Group, Inc.	680,487
39,149	Erie Indemnity Company - Class "A"	1,399,968
58,700	Financial Select Sector SPDR Fund (ETF)	702,639
85,900	First Potomac Realty Trust (REIT)	837,525
102,300	Hudson City Bancorp, Inc.	1,359,567
68,300	Invesco, Ltd.	1,217,106
203,100	Investors Real Estate Trust (REIT)	1,805,559
100,300	JPMorgan Chase & Company	3,421,233
58,600	KeyCorp	307,064
53,600	Morgan Stanley	1,528,136
118,300	NewAlliance Bancshares, Inc.	1,360,450
138,300	People's United Financial, Inc.	2,080,032
47,100	Plum Creek Timber Company, Inc. (REIT)	1,402,638
41,300	PNC Financial Services Group, Inc.	1,602,853
49,300	Protective Life Corporation	563,992
16,800	SunTrust Banks, Inc.	276,360
34,600	Waddell & Reed Financial, Inc. - Class "A"	912,402
87,200	Wells Fargo & Company	2,115,472
107,400	Westfield Financial, Inc.	973,044
		40,456,184
	Health Care-8.4%
77,400	Abbott Laboratories	3,640,896
30,800	Becton, Dickinson & Company	2,196,348
44,775	Covidien PLC	1,676,376
58,600	GlaxoSmithKline PLC (ADR)	2,070,924
98,800	Johnson & Johnson	5,611,840
48,900	Medtronic, Inc.	1,706,121
52,700	Novartis AG (ADR)	2,149,633
189,500	Pfizer, Inc.	2,842,500
67,300	Schering-Plough Corporation	1,690,576
		23,585,214

		Industrials-10.2%
41,600		3M Company	2,500,160
1,700		ABM Industries, Inc.	30,719
8,700		Alexander & Baldwin, Inc.	203,928
30,600	*	Armstrong World Industries, Inc.	504,594
47,400		Avery Dennison Corporation	1,217,232
70,100		Dover Corporation	2,319,609
31,400		Emerson Electric Company	1,017,360
43,100		General Dynamics Corporation	2,387,309
149,800		General Electric Company	1,755,656
71,900		Honeywell International, Inc.	2,257,660
23,900		Hubbell, Inc. - Class "B"	766,234
3,000		IESI-BFC, Ltd.	34,950
54,900		Illinois Tool Works, Inc.	2,049,966
38,300		ITT Corporation	1,704,350
38,430		Lawson Products, Inc.	546,090
37,400		Norfolk Southern Corporation	1,408,858
51,600		Pitney Bowes, Inc.	1,131,588
47,800		Textainer Group Holdings, Ltd.	553,046
38,175		Tyco International, Ltd.	991,787
49,000		United Parcel Service, Inc. - Class "B"	2,449,510
30,000		Waste Management, Inc.	844,800
106,500		Werner Enterprises, Inc.	1,929,780
			28,605,186
		Information Technology-7.5%
79,700		Automatic Data Processing, Inc.	2,824,568
110,900		AVX Corporation	1,101,237
43,365		Bel Fuse, Inc. - Class "B"	695,575
85,300		Hewlett-Packard Company	3,296,845
59,300		Intel Corporation	981,415
15,700		International Business Machines Corporation	1,639,394
171,200		Methode Electronics, Inc.	1,201,824
144,900		Microsoft Corporation	3,444,273
80,900		Molex, Inc.	1,257,995
132,300		Nokia Corporation - Class "A" (ADR)	1,928,934
53,600		Texas Instruments, Inc.	1,141,680
47,875		Tyco Electronics, Ltd.	889,996
35,500		Xilinx, Inc.	726,330
			21,130,066
		Materials-5.7%
36,700		Air Products & Chemicals, Inc.	2,370,453
70,200		Alcoa, Inc.	725,166
39,000		Bemis Company, Inc.	982,800
27,100		Compass Minerals International, Inc.	1,488,061
106,500		Dow Chemical Company	1,718,910
111,000		DuPont (E.I.) de Nemours & Company	2,843,820
72,300		Glatfelter	643,470
36,800		Lubrizol Corporation	1,741,008
29,100		PPG Industries, Inc.	1,277,490
89,200		Sonoco Products Company	2,136,340
			15,927,518

		Telecommunication Services-3.6%
175,230		AT&T, Inc.	4,352,713
22,800		D&E Communications, Inc.	233,244
21,420		Embarq Corporation	900,925
24,000		Telephone & Data Systems, Inc.	679,200
30,000		Telephone & Data Systems, Inc. - Special Shares	778,800
108,128		Verizon Communications, Inc.	3,322,773
			10,267,655
		Utilities-4.6%
20,150		American States Water Company	697,997
61,100		Duke Energy Corporation	891,450
33,200		FPL Group, Inc.	1,887,752
18,200		Integrys Energy Group, Inc.	545,818
80,050		MDU Resources Group, Inc.	1,518,549
130,600		NiSource, Inc.	1,522,796
36,800		ONEOK, Inc.	1,085,232
67,500		Portland General Electric Company	1,314,900
56,700		Southwest Gas Corporation	1,259,307
59,700		Vectren Corporation	1,398,771
21,700		Wisconsin Energy Corporation	883,407
			13,005,979
Total Value of Common Stocks (cost $288,956,632)			259,949,905
		PREFERRED STOCKS-.8%
		Telecommunication Services-.5%
49,800		AT&T, Inc., 6.375%, 2056	1,269,402
		Utilities-.3%
36,600		Entergy Louisiana, LLC, 7.6%, 2032	924,150
Total Value of Preferred Stocks (cost $2,171,926)			2,193,552
		SHORT-TERM INVESTMENTS-7.0%
		Money Market Fund
$19,800	M	First Investors Cash Reserve Fund, .61% (cost $19,800,000)**	19,800,000
Total Value of Investments (cost $310,928,558)		100.2%	281,943,457
Excess of Liabilities Over Other Assets		(2)	(678,085)
Net Assets		100.0%	$281,265,372

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2009, the cost of investments for federal income tax purposes was $310,947,662. Accumulated net
unrealized depreciation on investments was $29,004,205,
consisting of $27,895,092 gross unrealized appreciation and
$56,899,297 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$259,949,905	$-	$-	$259,949,905
Preferred Stocks	2,193,552	-	-	2,193,552
Money Market Fund	19,800,000	-	-	19,800,000
Total Investments in Securities	$281,943,457	$-	$-	$281,943,457

Portfolio of Investments (unaudited)
BLUE CHIP FUND
June 30,2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-97.7%
		Consumer Discretionary-8.8%
20,900		Best Buy Company, Inc.	$699,941
47,394		Comcast Corporation - Class "A"	686,739
122,850		Comcast Corporation - Special Class "A"	1,732,185
88,200		H&R Block, Inc.	1,519,686
127,700		Home Depot, Inc.	3,017,551
35,600	*	Kohl's Corporation	1,521,900
157,000		Lowe's Companies, Inc.	3,047,370
51,200		McDonald's Corporation	2,943,488
141,400		News Corporation - Class "A"	1,288,154
29,500		NIKE, Inc. - Class "B"	1,527,510
25,900		Omnicom Group, Inc.	817,922
64,100		Staples, Inc.	1,292,897
46,200		Target Corporation	1,823,514
94,433		Time Warner, Inc.	2,378,767
70,600	*	Viacom, Inc. - Class "B"	1,602,620
143,400		Walt Disney Company	3,345,522
			29,245,766
		Consumer Staples-16.0%
81,600		Altria Group, Inc.	1,337,424
69,200		Avon Products, Inc.	1,783,976
139,100		Coca-Cola Company	6,675,409
34,800		Colgate-Palmolive Company	2,461,752
46,900		Costco Wholesale Corporation	2,143,330
116,000		CVS Caremark Corporation	3,696,920
22,100		General Mills, Inc.	1,238,042
61,800		Kimberly-Clark Corporation	3,240,174
123,724		Kraft Foods, Inc. - Class "A"	3,135,166
109,900		PepsiCo, Inc.	6,040,104
94,900		Philip Morris International, Inc.	4,139,538
128,840		Procter & Gamble Company	6,583,724
44,600		Safeway, Inc.	908,502
108,200		Walgreen Company	3,181,080
136,130		Wal-Mart Stores, Inc.	6,594,137
			53,159,278

		Energy-11.5%
39,300		BP PLC (ADR)	1,873,824
108,600		Chevron Corporation	7,194,750
89,870		ConocoPhillips	3,779,932
35,200		Devon Energy Corporation	1,918,400
160,700		ExxonMobil Corporation	11,234,537
87,790		Halliburton Company	1,817,253
17,500		Hess Corporation	940,625
61,000		Marathon Oil Corporation	1,837,930
70,900		Schlumberger, Ltd.	3,836,399
78,450		Spectra Energy Corporation	1,327,374
23,251	*	Transocean, Ltd.	1,727,317
46,470		Valero Energy Corporation	784,878
			38,273,219
		Financials-10.4%
42,600		ACE, Ltd.	1,884,198
48,700		Allstate Corporation	1,188,280
98,000		American Express Company	2,277,520
170,236		Bank of America Corporation	2,247,115
130,387		Bank of New York Mellon Corporation	3,821,643
850	*	Berkshire Hathaway, Inc. - Class "B"	2,461,371
43,000		Capital One Financial Corporation	940,840
55,000		Chubb Corporation	2,193,400
92,000		Citigroup, Inc.	273,240
135,100		Financial Select Sector SPDR Fund (ETF)	1,617,147
63,800		Hudson City Bancorp, Inc.	847,902
174,068		JPMorgan Chase & Company	5,937,459
56,900		Marsh & McLennan Companies, Inc.	1,145,397
65,300		Morgan Stanley	1,861,703
20,000		PNC Financial Services Group, Inc.	776,200
48,700		Travelers Companies, Inc.	1,998,648
64,500		U.S. Bancorp	1,155,840
87,100		Wells Fargo & Company	2,113,046
			34,740,949
		Health Care-15.4%
90,800		Abbott Laboratories	4,271,232
47,000		Aetna, Inc.	1,177,350
68,000	*	Amgen, Inc.	3,599,920
27,300		Baxter International, Inc.	1,445,808
146,300		Bristol-Myers Squibb Company	2,971,353
22,800		C.R. Bard, Inc.	1,697,460
22,800	*	Genzyme Corporation	1,269,276
39,600	*	Gilead Sciences, Inc.	1,854,864
184,800		Johnson & Johnson	10,496,640
42,300		McKesson Corporation	1,861,200
90,700		Medtronic, Inc.	3,164,523
91,800		Merck & Company, Inc.	2,566,728
75,300		Novartis AG (ADR)	3,071,487
328,860		Pfizer, Inc.	4,932,900
25,700	*	St. Jude Medical, Inc.	1,056,270
44,200		Teva Pharmaceutical Industries, Ltd. (ADR)	2,180,828
35,600		UnitedHealth Group, Inc.	889,288
56,000		Wyeth	2,541,840
			51,048,967

		Industrials-10.5%
56,800		3M Company	3,413,680
21,200		Boeing Company	901,000
25,800		Danaher Corporation	1,592,892
37,100		Dover Corporation	1,227,639
70,700		Emerson Electric Company	2,290,680
434,300		General Electric Company	5,089,996
62,200		Honeywell International, Inc.	1,953,080
34,900		Illinois Tool Works, Inc.	1,303,166
37,800		ITT Corporation	1,682,100
28,500		Lockheed Martin Corporation	2,298,525
30,700		Northrop Grumman Corporation	1,402,376
34,900		Raytheon Company	1,550,607
64,725		Tyco International, Ltd.	1,681,556
34,700		United Parcel Service, Inc. - Class "B"	1,734,653
102,200		United Technologies Corporation	5,310,312
54,600		Waste Management, Inc.	1,537,536
			34,969,798
		Information Technology-18.5%
49,220		Accenture, Ltd. - Class "A"	1,646,901
69,000	*	Adobe Systems, Inc.	1,952,700
36,000		Analog Devices, Inc.	892,080
17,400	*	Apple, Inc.	2,478,282
72,100		Applied Materials, Inc.	790,937
48,000		Automatic Data Processing, Inc.	1,701,120
272,200	*	Cisco Systems, Inc.	5,073,808
100,800	*	Dell, Inc.	1,383,984
226,625	*	EMC Corporation	2,968,788
134,300		Hewlett-Packard Company	5,190,695
251,400		Intel Corporation	4,160,670
54,700		International Business Machines Corporation	5,711,774
523,645		Microsoft Corporation	12,447,042
143,400		Nokia Corporation - Class "A" (ADR)	2,090,772
183,300		Oracle Corporation	3,926,286
52,570		QUALCOMM, Inc.	2,376,164
108,800	*	Symantec Corporation	1,692,928
109,900		Texas Instruments, Inc.	2,340,870
103,200		Western Union Company	1,692,480
56,200	*	Yahoo!, Inc.	880,092
			61,398,373
		Materials-1.7%
58,600		Alcoa, Inc.	605,338
89,900		Dow Chemical Company	1,450,986
81,700		DuPont (E.I.) de Nemours & Company	2,093,154
28,000		Newmont Mining Corporation	1,144,360
10,600		PPG Industries, Inc.	465,340
			5,759,178
		Telecommunication Services-3.0%
206,300		AT&T, Inc.	5,124,492
160,000		Verizon Communications, Inc.	4,916,800
			10,041,292
		Utilities-1.9%
62,500		American Electric Power, Inc.	1,805,625
159,600		Duke Energy Corporation	2,328,564
29,700		FPL Group, Inc.	1,688,742
9,800		Wisconsin Energy Corporation	398,958
			6,221,889
Total Value of Common Stocks (cost $312,364,185)			324,858,709

		SHORT-TERM INVESTMENTS-2.6%
		Money Market Fund
$8,640	M	First Investors Cash Reserve Fund, .61% (cost $8,640,000)**	8,640,000
Total Value of Investments (cost $321,004,185)		100.3%	333,498,709
Excess of Liabilities Over Other Assets		(.3)	(1,098,586)
Net Assets		100.0%	$332,400,123

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund

At June 30, 2009, the cost of investments for federal income tax purposes was $327,866,520. Accumulated net
unrealized appreciation on investments was $5,632,189,
consisting of $54,228,417 gross unrealized appreciation
and $48,596,228 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$324,858,709	$-	$-	$324,858,709
Money Market Fund	8,640,000	-	-	8,640,000
Total Investments in Securities	$333,498,709	$-	$-	$333,498,709

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-99.1%
		Consumer Discretionary-12.6%
154,400	*	Big Lots, Inc.	$3,247,032
110,000		BorgWarner, Inc.	3,754,300
248,625		Brown Shoe Company, Inc.	1,800,045
195,000		CBS Corporation - Class "B"	1,349,400
181,850	*	CEC Entertainment, Inc.	5,360,938
146,250		Coach, Inc.	3,931,200
68,250		Genuine Parts Company	2,290,470
200,000		H&R Block, Inc.	3,446,000
200,000		Home Depot, Inc.	4,726,000
221,000	*	Jack in the Box, Inc.	4,961,450
213,000	*	Lincoln Educational Services Corporation	4,458,090
87,750	*	Luxottica Group SpA (ADR)	1,823,445
110,000		McDonald's Corporation	6,323,900
445,000	*	Morgans Hotel Group Company	1,704,350
97,500		Newell Rubbermaid, Inc.	1,014,975
48,750		Polo Ralph Lauren Corporation - Class "A"	2,610,075
238,875	*	Ruby Tuesday, Inc.	1,590,908
175,500		Staples, Inc.	3,539,835
93,502	*	Steiner Leisure, Ltd.	2,854,616
660,000		Stewart Enterprises, Inc. - Class "A"	3,181,200
234,000		Wyndham Worldwide Corporation	2,836,080
			66,804,309
		Consumer Staples-17.2%
378,900		Altria Group, Inc.	6,210,171
100,000		Avon Products, Inc.	2,578,000
100,000	*	Chattem, Inc.	6,810,000
80,812		Coca-Cola Company	3,878,168
300,000		CVS Caremark Corporation	9,561,000
200,000	*	Dean Foods Company	3,838,000
104,581		Kraft Foods, Inc. - Class "A"	2,650,083
185,000		McCormick & Company, Inc.	6,018,050
555,000		Nu Skin Enterprises, Inc. - Class "A"	8,491,500
100,000		PepsiCo, Inc.	5,496,000
225,000		Philip Morris International, Inc.	9,814,500
90,562		Procter & Gamble Company	4,627,718
288,750		Safeway, Inc.	5,881,838
50,764		Tootsie Roll Industries, Inc.	1,151,835
250,000		Walgreen Company	7,350,000
146,250		Wal-Mart Stores, Inc.	7,084,350
			91,441,213

		Energy-8.1%
58,046		Anadarko Petroleum Corporation	2,634,708
328,625	*	Cal Dive International, Inc.	2,836,034
87,750		ConocoPhillips	3,690,765
100,000		ExxonMobil Corporation	6,991,000
6,920		Hugoton Royalty Trust	99,925
76,519		Marathon Oil Corporation	2,305,517
175,000		Noble Corporation	5,293,750
78,000		Sasol, Ltd. (ADR)	2,715,960
198,750		Suncor Energy, Inc.	6,030,075
53,208	*	Transocean, Ltd.	3,952,822
61,400		World Fuel Services Corporation	2,531,522
110,000		XTO Energy, Inc.	4,195,400
			43,277,478
		Financials-8.8%
50,700		American Express Company	1,178,268
102,625		Astoria Financial Corporation	880,522
64,260		Bank of America Corporation	848,232
182,000		Brookline Bancorp, Inc.	1,696,240
63,745		Capital One Financial Corporation	1,394,741
61,150		Citigroup, Inc.	181,615
97,500		Discover Financial Services	1,001,325
550,000		Financial Select Sector SPDR Fund (ETF)	6,583,500
175,500		First Mercury Financial Corporation	2,416,635
48,750		Hartford Financial Services Group, Inc.	578,662
230,000		Hudson City Bancorp, Inc.	3,056,700
173,062		JPMorgan Chase & Company	5,903,145
88,725		KeyCorp	464,919
165,750		Morgan Stanley	4,725,532
200,000		New York Community Bancorp, Inc.	2,138,000
265,000		NewAlliance Bancshares, Inc.	3,047,500
200,000		SPDR KBW Regional Banking (ETF)	3,666,000
353,166		Sunstone Hotel Investors, Inc. (REIT)	1,889,438
100,000		U.S. Bancorp	1,792,000
28,200		Urstadt Biddle Properties - Class "A" (REIT)	397,056
58,500		Webster Financial Corporation	470,925
107,250		Wells Fargo & Company	2,601,885
			46,912,840
		Health Care-16.1%
155,000		Abbott Laboratories	7,291,200
45,532	*	Amgen, Inc.	2,410,464
55,000		Baxter International, Inc.	2,912,800
100,000		Becton, Dickinson & Company	7,131,000
65,000	*	Cephalon, Inc.	3,682,250
70,000	*	Genzyme Corporation	3,896,900
100,000	*	Gilead Sciences, Inc.	4,684,000
170,625		Johnson & Johnson	9,691,500
48,750	*	Laboratory Corporation of America Holdings	3,304,763
133,125		Medtronic, Inc.	4,644,731
97,500		Merck & Company, Inc.	2,726,100
170,000		Perrigo Company	4,722,600
414,375		Pfizer, Inc.	6,215,625
250,000	*	PSS World Medical, Inc.	4,627,500
121,875		Sanofi-Aventis (ADR)	3,594,094
50,000	*	St. Jude Medical, Inc.	2,055,000
80,000	*	Thermo Fisher Scientific, Inc.	3,261,600
185,625		Wyeth	8,425,519
			85,277,646

		Industrials-12.5%
78,000		3M Company	4,687,800
204,457		AAR Corporation	3,281,535
82,485	*	Alexander & Baldwin, Inc.	1,933,448
129,382	*	Altra Holdings, Inc.	969,071
185,000	*	Armstrong World Industries, Inc.	3,050,650
58,500		Baldor Electric Company	1,391,715
97,500	*	BE Aerospace, Inc.	1,400,100
35,000		Burlington Northern Santa Fe Corporation	2,573,900
175,500		Chicago Bridge & Iron Company NV - NY Shares	2,176,200
115,000	*	Esterline Technologies Corporation	3,113,050
219,375		General Electric Company	2,571,075
50,000		Harsco Corporation	1,415,000
136,500		Honeywell International, Inc.	4,286,100
121,875		IDEX Corporation	2,994,469
2,600		IESI-BFC, Ltd.	30,290
60,000		Lockheed Martin Corporation	4,839,000
216,450	*	Mobile Mini, Inc.	3,175,322
60,000		Northrop Grumman Corporation	2,740,800
142,888	*	PGT, Inc.	215,761
96,743	*	Pinnacle Airlines Corporation	271,848
95,000		Raytheon Company	4,220,850
78,900		Republic Services, Inc.	1,925,949
300,100		TAL International Group, Inc.	3,271,090
175,000		Textainer Group Holdings, Ltd.	2,024,750
97,500		Tyco International, Ltd.	2,533,050
100,000		United Technologies Corporation	5,196,000
			66,288,823
		Information Technology-16.9%
100,000	*	Blackboard, Inc.	2,886,000
85,000	*	CACI International, Inc. - Class "A"	3,630,350
200,000	*	Cisco Systems, Inc.	3,728,000
361,725	*	EMC Corporation	4,738,597
185,250		Harris Corporation	5,253,690
129,500		Hewlett-Packard Company	5,005,175
180,375		Intel Corporation	2,985,206
108,525		International Business Machines Corporation	11,332,181
72,800	*	Macrovision Solutions Corporation	1,587,768
90,000	*	ManTech International Corporation - Class "A"	3,873,600
390,000		Microsoft Corporation	9,270,300
23,700	*	NCI, Inc. - Class "A"	720,954
268,125		Nokia Corporation - Class "A" (ADR)	3,909,262
248,625	*	Parametric Technology Corporation	2,906,426
156,000		QUALCOMM, Inc.	7,051,200
225,000	*	SRA International, Inc. - Class "A"	3,951,000
425,625	*	Symantec Corporation	6,622,725
365,625	*	TIBCO Software, Inc.	2,621,531
180,300	*	Websense, Inc.	3,216,552
195,000		Western Union Company	3,198,000
60,000		Xilinx, Inc.	1,227,600
			89,716,117
		Materials-3.3%
25,000		Agrium, Inc.	997,250
220,000		Celanese Corporation - Series "A"	5,225,000
68,250		Freeport-McMoRan Copper & Gold, Inc.	3,420,008
40,000		Praxair, Inc.	2,842,800
229,125		RPM International, Inc.	3,216,915
146,250		Temple-Inland, Inc.	1,918,800
			17,620,773

		Telecommunication Services-2.7%
234,000		AT&T, Inc.	5,812,560
280,000		Verizon Communications, Inc.	8,604,400
			14,416,960
		Utilities-.9%
112,515		Atmos Energy Corporation	2,817,376
48,371		Consolidated Edison, Inc.	1,810,043
			4,627,419
Total Value of Common Stocks (cost $583,927,291)			526,383,578
		SHORT-TERM INVESTMENTS-.8%
		Money Market Fund
$4,235	M	First Investors Cash Reserve Fund, .61% (cost $4,235,000)**	4,235,000
Total Value of Investments (cost $588,162,291)		99.9%	530,618,578
Other Assets, Less Liabilities		.1	590,862
Net Assets		100.0%	$531,209,440

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2009, the cost of investments for federal income tax purposes was $591,710,257. Accumulated net
unrealized depreciation on investments was $61,091,679,
consisting of $75,028,222 gross unrealized appreciation and
$136,119,901 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$526,383,578	$-	$-	$526,383,578
Money Market Fund	4,235,000	-	-	4,235,000
Total Investments in Securities	$530,618,578	$-	$-	$530,618,578

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2009

Shares,
Rights
or
Principal
Amount		Security	Value
		COMMON STOCKS-96.5%
		United States-43.5%
35,465		Abbott Laboratories	$1,668,274
12,300		Abercrombie & Fitch Company - Class "A"	312,297
18,900		Accenture, Ltd. - Class "A"	632,394
7,095		ACE, Ltd.	313,812
51,520		Aflac, Inc.	1,601,757
4,600	*	Akamai Technologies, Inc.	88,228
31,400	*	Alliance Data Systems Corporation	1,293,366
12,400	*	Amdocs, Ltd.	265,980
21,000		American Electric Power Company, Inc.	606,690
17,700		Ameriprise Financial, Inc.	429,579
27,075	*	Amgen, Inc.	1,433,350
41,450		Apache Corporation	2,990,617
2,600	*	Apple, Inc.	370,318
65,900		Assured Guaranty, Ltd.	815,842
79,740		AT&T, Inc.	1,980,742
24,600	*	Atwood Oceanics, Inc.	612,786
85,700		Bank of America Corporation	1,131,240
11,000		Best Buy Company, Inc.	368,390
12,200	*	Broadcom Corporation - Class "A"	302,438
7,400	*	Cephalon, Inc.	419,210
152,910	*	Cisco Systems, Inc.	2,850,242
54,055		Coach, Inc.	1,452,998
6,700		Consol Energy, Inc.	227,532
73,215		Corning, Inc.	1,175,833
24,225		Covidien PLC	906,984
24,300		CVS Caremark Corporation	774,441
36,100		D.R. Horton, Inc.	337,896
15,900		Deere & Company	635,205
154,085	*	EMC Corporation	2,018,513
18,445		Exelon Corporation	944,568
13,015		ExxonMobil Corporation	909,879
11,205		FedEx Corporation	623,222
17,600		Flowserve Corporation	1,228,656
7,690		Fluor Corporation	394,420
32,900	*	Ford Motor Company	199,703
7,035		FPL Group, Inc.	400,010
6,800		Freeport-McMoRan Copper & Gold, Inc.	340,748
13,000	*	GameStop Corporation - Class "A"	286,130
114,420		General Electric Company	1,341,002
21,230	*	Genzyme Corporation	1,181,874
13,505		Goldman Sachs Group, Inc.	1,991,177
4,815	*	Google, Inc. - Class "A"	2,029,956
21,441		Halliburton Company	443,829

44,625		Hartford Financial Services Group, Inc.	529,699
22,725		Hess Corporation	1,221,469
56,315		Hewlett-Packard Company	2,176,575
54,960		Honeywell International, Inc.	1,725,744
18,495		Ingersoll-Rand Company, Ltd. - Class "A"	386,546
62,605		Intel Corporation	1,036,113
12,295		International Business Machines Corporation	1,283,844
57,765		JPMorgan Chase & Company	1,970,364
45,415	*	Kohl's Corporation	1,941,491
5,640		Lockheed Martin Corporation	454,866
4,400	*	LogMeIn, Inc.	70,400
74,520		Lowe's Companies, Inc.	1,446,433
50,290		Marathon Oil Corporation	1,515,238
5,650		Martin Marietta Materials, Inc.	445,672
29,895		Maxim Integrated Products, Inc.	469,053
52,770		Medtronic, Inc.	1,841,145
62,100	*	Micron Technology, Inc.	314,226
123,820		Microsoft Corporation	2,943,201
14,235		Mosaic Company	630,611
13,800	*	National Oilwell Varco, Inc.	450,708
7,500		NIKE, Inc. - Class "B"	388,350
9,300		Noble Energy, Inc.	548,421
31,200		Nordstrom, Inc.	620,568
17,775		Nucor Corporation	789,743
122,315		Oracle Corporation	2,619,987
32,210		PepsiCo, Inc.	1,770,262
44,730		Philip Morris International, Inc.	1,951,123
14,380		PNC Financial Services Group, Inc.	558,088
30,960		Castparts Corporation	2,261,009
51,475		Procter & Gamble Company	2,630,373
33,945		QUALCOMM, Inc.	1,534,314
34,860		Schering-Plough Corporation	875,683
53,880		Staples, Inc.	1,086,760
16,940		State Street Corporation	799,568
14,920		Texas Instruments, Inc.	317,796
19,500	*	Thomas & Betts Corporation	562,185
16,203	*	Transocean, Ltd.	1,203,721
6,900		Travelers Companies, Inc.	283,176
15,570		U.S. Bancorp	279,014
22,735	*	Ultra Petroleum Corporation	886,665
62,815		UnitedHealth Group, Inc.	1,569,119
34,965		Wal-Mart Stores, Inc.	1,693,705
9,600	*	WellPoint, Inc.	488,544
77,450		Wells Fargo & Company	1,878,937
48,795		Western Union Company	800,238
15,200	*	Whiting Petroleum Corporation	534,432
45,475		Wyeth	2,064,110
			94,181,417

		United Kingdom-12.7%
12,894		Anglo American PLC	374,470
35,242		AstraZeneca PLC	1,549,912
18,300		AstraZeneca PLC (ADR)	807,762
334,692		BAE Systems PLC	1,865,769
160,212		Barclays PLC	746,682
106,753		BG Group PLC	1,789,706
401,354		BP PLC	3,158,113
518,707		HSBC Holdings PLC	4,292,518
110,191		Imperial Tobacco Group PLC	2,863,565
117,198		National Grid PLC	1,056,716
45,302		Rio Tinto PLC	1,570,447
33,050		SABMiller PLC	672,190
235,681		Tesco PLC	1,372,432
628,847		Vodafone Group PLC	1,213,742
18,981	*	Wolseley PLC	361,978
210,418		WPP PLC	1,397,369
199,620		Xstrata PLC	2,160,835
			27,254,206
		Japan-6.7%
25,900		East Japan Railway Company	1,559,610
25,600		Eisai Company, Ltd.	912,722
157,000	*	Hino Motors, Ltd.	489,786
17,900		Ibiden Company, Ltd.	503,690
195		KDDI Corporation	1,034,772
124,000		Mitsubishi Electric Corporation	785,241
342,600		Mitsubishi UFJ Financial Group, Inc.	2,123,385
47,000		NGK Spark Plug Company, Ltd.	448,640
14,400		Nidec Corporation	873,089
1,900		Nintendo Company, Ltd.	524,403
21,400		Nippon Telegraph & Telephone Corporation	869,441
102,800		Nomura Holdings, Inc.	867,277
6,100		OSAKA Titanium Technologies Company, Ltd.	223,807
17,200		Secom Company, Ltd.	698,803
37,300		Softbank Corporation	727,560
42,500		Sumitomo Mitsui Banking Corporation, Inc.	1,731,098
13,600		TOHO Titanium Company, Ltd.	233,421
			14,606,745
		Switzerland-4.4%
65,690		ABB, Ltd. (ADR)	1,036,588
30,252		Julius Baer Holding, Ltd. AG - Registered	1,173,306
68,137		Nestle SA - Registered	2,563,713
6,902		Roche Holding AG - Genusscheine	937,360
13,909		Synthes, Inc.	1,341,597
203,800	*	UBS AG - Registered	2,490,462
			9,543,026
		Germany-4.1%
18,128		Allianz AG	1,663,187
59,207		Daimler AG	2,135,950
178,645		Deutsche Post AG	2,314,061
27,783		SAP AG	1,114,531
25,704		Siemens AG	1,774,915
			9,002,644

		Canada-4.0%
11,700		Agrium, Inc.	466,713
19,185		Barrick Gold Corporation	643,657
110,400		Brookfield Asset Management, Inc. - Class 'A'	1,889,828
5,900		Canadian Natural Resources, Ltd.	311,168
15,500		EnCana Corporation	769,695
13,900		Petro-Canada	534,038
2,400		Potash Corporation of Saskatchewan, Inc.	223,320
6,400		Potash Corporation of Saskatchewan, Inc.	597,594
73,800		Suncor Energy, Inc.	2,249,554
20,200		Toronto-Dominion Bank	1,046,048
			8,731,615
		France-3.3%
15,208		BNP Paribas SA	986,577
50,328		Danone SA	2,483,433
15,521		L'Oreal SA	1,159,819
35,640	*	Renault SA	1,308,243
7,310		Sanofi-Aventis	429,306
13,038		Total SA	703,709
			7,071,087
		Spain-2.8%
200,441		Banco Santander SA	2,406,619
69,407		Enagas	1,364,405
15,588		Industria de Diseno Textil SA	747,106
33,474		Red Electrica Corporacion SA	1,512,326
			6,030,456
		Hong Kong-2.4%
464,000		Cathay Pacific Airways, Ltd.	639,418
219,000		Esprit Holdings, Ltd.	1,222,153
790,888		Shangri-La Asia, Ltd.	1,173,568
171,000	*	Sun Hung Kai Properties, Ltd.	2,135,831
			5,170,970
		Brazil-1.9%
86,200		Banco Bradesco SA (ADR)	1,273,174
48,300	*	Cia Brasileira de Meios De Pagamento SA	415,275
19,230		Companhia Energetica de Minas Gerais (ADR)	258,451
114,475		Itau Unibanco Banco Multiplo SA (ADR)	1,812,139
10,900		Petroleo Brasileiro SA (ADR)	446,682
			4,205,721
		Ireland-1.5%
112,553		CRH PLC	2,565,414
21,645	*	Elan Corporation PLC (ADR)	137,879
15,800	*	Ryanair Holdings PLC (ADR)	448,562
			3,151,855
		Netherlands-1.3%
28,243		ING Groep NV	284,118
194,141		Koninklijke (Royal) KPN NV	2,668,370
			2,952,488

			China-1.3%
104,000			China Merchants Holdings International Company, Ltd.	299,921
1,294,000			Industrial and Commercial Bank of China, Ltd.	901,620
15,400			PetroChina Company, Ltd. (ADR)	1,701,392
				2,902,933
			Israel-1.2%
51,400			Teva Pharmaceutical Industries, Ltd. (ADR)	2,536,076
			South Africa-1.1%
13,645			Anglo Platinum, Ltd.	963,870
61,394			Impala Platinum Holdings, Ltd.	1,355,080
				2,318,950
			Australia-.7%
170,632			Westfield Group	1,569,848
			Taiwan-.6%
78,868			Hon Hai Precision Industry Co., Ltd. - Registered (GDR)	476,750
14,837		*	HTC Corporation - Registered (GDR)	839,301
				1,316,051
			Greece-.6%
44,295		*	National Bank of Greece SA	1,230,175
			South Korea-.5%
2,188			Samsung Electronics Company, Ltd.	1,016,756
			Russia-.5%
54,400			Mechel (ADR)	454,240
14,600			Mobile TeleSystems (ADR)	539,178
				993,418
			Mexico-.4%
13,700			America Movil SA de CV (ADR) - Series "L"	530,464
32,648		*	Cemex SA de CV (ADR)	304,932
				835,396
			Belgium-.3%
209,708		*	Fortis	714,773
			Denmark-.3%
45,347		*	DSV A/S	561,585
			Finland-.2%
28,100			Nokia Corporation - Class "A" (ADR)	409,698
			Norway-.2%
15,050			Frontline Ltd.	366,618
Total Value of Common Stocks (cost $199,231,709)				208,674,507
			RIGHTS-.1%
			United Kingdom
23,783		*	Rio Tinto PLC (NPR) (expiring 7/1/09) (cost $172,893)	273,386
			SHORT-TERM INVESTMENTS-4.2%
			Money Market Fund
$ 9,110	M		First Investors Cash Reserve Fund, .61% (cost $9,110,000)**	9,110,000
Total Value of Investments (cost $208,514,602)			100.8%	218,057,893
Excess of Liabilities Over Other Assets			(.8)	(1,603,003)
Net Assets			100.0%	$216,454,890

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts
NPR Nil Purchased Rights

At June 30, 2009, the cost of investments for federal income tax purposes was $210,843,149. Accumulated net
unrealized appreciation on investments was $7,214,744,
consisting of $20,679,905 gross unrealized appreciation and
$13,465,161 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$208,674,507	$-	$-	$208,674,507
Rights	273,386	-	-	273,386
Money Market Fund	9,110,000	-	-	9,110,000
Total Investments in Securities	$218,057,893	$-	$-	$218,057,893
Other Financial Instruments*	$-	$(7,760)	$-	$(7,760)

*	Other financial instruments are forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-98.4%
		Consumer Discretionary-15.7%
54,700	*	Apollo Group, Inc. - Class "A"	$3,890,264
22,300	*	AutoZone, Inc.	3,369,753
115,500		Family Dollar Stores, Inc.	3,268,650
164,800		Home Depot, Inc.	3,894,224
66,400		McDonald's Corporation	3,817,336
107,200		Ross Stores, Inc.	4,137,920
16,595		Strayer Education, Inc.	3,619,535
			25,997,682
		Consumer Staples-12.7%
124,400	*	BJ's Wholesale Club, Inc.	4,009,412
79,200		Church & Dwight Company, Inc.	4,301,352
69,080		Colgate-Palmolive Company	4,886,719
194,800	*	Dean Foods Company	3,738,212
82,700		Wal-Mart Stores, Inc.	4,005,988
			20,941,683
		Energy-6.8%
86,800		ConocoPhillips	3,650,808
147,100	*	Dresser-Rand Group, Inc.	3,839,310
54,400		ExxonMobil Corporation	3,803,104
			11,293,222
		Financials-7.7%
33,200		Goldman Sachs Group, Inc.	4,895,008
117,070		JPMorgan Chase & Company	3,993,258
220,300	*	TD Ameritrade Holding Corporation	3,864,062
			12,752,328
		Health Care-17.7%
62,085		Becton, Dickinson & Company	4,427,281
79,525	*	Biogen IDEC, Inc.	3,590,554
184,500		Bristol-Myers Squibb Company	3,747,195
82,000	*	Express Scripts, Inc.	5,637,500
88,000	*	Gen-Probe, Inc.	3,782,240
158,800		Omnicare, Inc.	4,090,688
110,300	*	Varian Medical Systems, Inc.	3,875,942
			29,151,400
		Industrials-6.9%
104,300		Joy Global, Inc.	3,725,596
55,100		L-3 Communications Holdings, Inc.	3,822,838
86,500		Raytheon Company	3,843,195
			11,391,629

			Information Technology-28.6%
85,885		*	Affiliated Computer Services, Inc.	3,815,012
32,500		*	Apple, Inc.	4,628,975
128,400		*	BMC Software, Inc.	4,338,636
208,400		*	Cisco Systems, Inc.	3,884,576
150,600		*	CommScope, Inc.	3,954,756
115,200			Hewlett-Packard Company	4,452,480
248,800			Intel Corporation	4,117,640
42,100			International Business Machines Corporation	4,396,082
108,435		*	McAfee, Inc.	4,574,873
229,780		*	Red Hat, Inc.	4,625,471
235,500		*	SAIC, Inc.	4,368,525
				47,157,026
			Materials-2.3%
178,000		*	Pactiv Corporation	3,867,940
Total Value of Common Stocks (cost $163,689,013)				162,552,910
			SHORT-TERM INVESTMENTS-1.7%
			Money Market Fund
$2,780	M		First Investors Cash Reserve Fund, .61% (cost $2,780,000)**	2,780,000
Total Value of Investments (cost $166,469,013)			100.1%	165,332,910
Excess of Liabilities Over Other Assets			(.1)	(194,553)
Net Assets			100.0%	$165,138,357

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2009.

At June 30, 2009, the cost of investments for federal income tax purposes was $166,469,012. Accumulated net
unrealized depreciation on investments was $1,136,102,
consisting of $9,087,091 gross unrealized appreciation and
$10,223,193 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$162,552,910	$-	$-	$162,552,910
Money Market Fund	2,780,000	-	-	2,780,000
Total Investments in Securities	$165,332,910	$-	$-	$165,332,910

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-99.9%
		Consumer Discretionary-14.4%
119,400	*	Big Lots, Inc.	$2,510,982
110,000		BorgWarner, Inc.	3,754,300
115,300		Brown Shoe Company, Inc.	834,772
45,000	*	CEC Entertainment, Inc.	1,326,600
159,000		Cinemark Holdings, Inc.	1,799,880
142,500		Coach, Inc.	3,830,400
90,000	*	Dreamworks Animation SKG, Inc. - Class "A"	2,483,100
130,000		H&R Block, Inc.	2,239,900
166,000	*	Jack in the Box, Inc.	3,726,700
295,000	*	Morgans Hotel Group Company	1,129,850
50,000		Nordstrom, Inc.	994,500
65,000		Polo Ralph Lauren Corporation - Class "A"	3,480,100
165,000	*	Red Robin Gourmet Burgers, Inc.	3,093,750
550,900		Stewart Enterprises, Inc. - Class "A"	2,655,338
135,000		Tiffany & Company	3,423,600
200,000	*	Warnaco Group, Inc.	6,480,000
135,000		Wolverine World Wide, Inc.	2,978,100
			46,741,872
		Consumer Staples-10.4%
70,000	*	Chattem, Inc.	4,767,000
300,000	*	Dean Foods Company	5,757,000
130,000		McCormick & Company, Inc.	4,228,900
358,000		Nu Skin Enterprises, Inc. - Class "A"	5,477,400
85,500		Philip Morris International, Inc.	3,729,510
190,000		Safeway, Inc.	3,870,300
425,000		Sara Lee Corporation	4,148,000
75,169		Tootsie Roll Industries, Inc.	1,705,584
			33,683,694
		Energy-8.8%
300,000	*	Cal Dive International, Inc.	2,589,000
42,500		EOG Resources, Inc.	2,886,600
43,000		Hess Corporation	2,311,250
110,000	*	National-Oilwell Varco, Inc.	3,592,600
130,000	*	Plains Exploration & Production Company	3,556,800
225,000		Talisman Energy, Inc.	3,215,250
52,500	*	Transocean, Ltd.	3,900,225
190,000	*	Weatherford International, Ltd.	3,716,400
70,000		XTO Energy, Inc.	2,669,800
			28,437,925

		Financials-11.1%
40,000		City National Corporation	1,473,200
130,000		Discover Financial Services	1,335,100
150,000		Douglas Emmett, Inc. (REIT)	1,348,500
32,500		Federal Realty Investment Trust (REIT)	1,674,400
450,000		Financial Select Sector SPDR Fund (ETF)	5,386,500
190,000		Hudson City Bancorp, Inc.	2,525,100
185,000		Lazard, Ltd. - Class "A"	4,980,200
165,000		Nasdaq OMX Group, Inc.	3,516,150
220,000		NewAlliance Bancshares, Inc.	2,530,000
105,000		Protective Life Corporation	1,201,200
185,000		SPDR KBW Regional Banking (ETF)	3,391,050
266,105		Sunstone Hotel Investors, Inc. (REIT)	1,423,662
195,000		Waddell & Reed Financial, Inc. - Class "A"	5,142,150
			35,927,212
		Health Care-14.6%
72,500		Beckman Coulter, Inc.	4,142,650
57,500		Cephalon, Inc.	3,257,375
90,000		Cubist Pharmaceutical, Inc.	1,649,700
100,000		DENTSPLY International, Inc.	3,052,000
62,500		Gilead Sciences, Inc.	2,927,500
67,500		Laboratory Corporation of America Holdings	4,575,825
67,500		McKesson Corporation	2,970,000
65,000		Mettler-Toledo International, Inc.	5,014,750
145,000		Perrigo Company	4,028,100
270,000		PSS World Medical, Inc.	4,997,700
80,000		Psychiatric Solutions, Inc.	1,819,200
55,000		St. Jude Medical, Inc.	2,260,500
95,000	*	Thermo Fisher Scientific, Inc.	3,873,150
225,000	*	Warner Chilcott, Ltd. - Class "A"	2,958,750
			47,527,200
		Industrials-10.2%
197,300	*	AAR Corporation	3,166,665
135,000	*	Armstrong World Industries, Inc.	2,226,150
159,500		Baldor Electric Company	3,794,505
140,000		Chicago Bridge & Iron Company NV - NY Shares	1,736,000
100,000	*	Esterline Technologies Corporation	2,707,000
43,000		Harsco Corporation	1,216,900
170,000		IDEX Corporation	4,176,900
2,200		IESI-BFC, Ltd.	25,630
85,000		J.B. Hunt Transport Services, Inc.	2,595,050
255,000	*	Mobile Mini, Inc.	3,740,850
110,900		Republic Services, Inc.	2,707,069
110,000		Rolls-Royce Group PLC (ADR)	3,300,000
40,000		Roper Industries, Inc.	1,812,400
			33,205,119

			Information Technology-17.2%
80,000		*	Blackboard, Inc.	2,308,800
80,000		*	CACI International, Inc. - Class "A"	3,416,800
190,000		*	FEI Company	4,351,000
95,000		*	Fiserv, Inc.	4,341,500
52,200		*	FLIR Systems, Inc.	1,177,632
145,000			Harris Corporation	4,112,200
135,000		*	Intuit, Inc.	3,801,600
4,400		*	LogMeIn, Inc.	16,000
100,000		*	Macrovision Solutions Corporation	2,181,000
70,000		*	ManTech International Corporation - Class "A"	3,012,800
177,500		*	SRA International, Inc. - Class A	3,116,900
280,000		*	Sybase, Inc.	8,775,200
297,725		*	Symantec Corporation	4,632,601
250,000			Technology Select Sector SPDR Fund (ETF)	4,542,500
172,200		*	Websense, Inc.	3,072,048
115,000		*	Western Digital Corporation	3,047,500
				55,906,081
			Materials-5.3%
146,200			Agrium, Inc.	5,831,918
72,500			Allegheny Technologies, Inc.	2,532,425
44,000			Freeport-McMoRan Copper & Gold, Inc.	2,204,840
40,000			Praxair, Inc.	2,842,800
80,000			Sigma-Aldrich Corporation	3,964,800
				17,376,783
			Telecommunication Services-1.6%
250,000			Frontier Communications Corporation	1,785,000
190,000			NTELOS Holdings Corporation	3,499,800
				5,284,800
			Utilities-6.3%
111,000			AGL Resources, Inc.	3,529,800
45,000			California Water Service Group	1,657,800
90,000			EQT Corporation	3,141,900
171,700			Portland General Electric Company	3,344,716
125,000			SCANA Corporation	4,058,750
120,000			Wisconsin Energy Corporation	4,885,200
				20,618,166
Total Value of Common Stocks (cost $363,382,715)				324,708,852
			SHORT-TERM INVESTMENTS-.3%
			Money Market Fund
$1,045	M		First Investors Cash Reserve Fund, .61% (cost $1,045,000)	1,045,000
Total Value of Investments (cost $364,427,715)			100.2%	325,753,852
Excess of Liabilities Over Other Assets			(.2)	(539,268)
Net Assets			100.0%	$325,214,584

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2009, the cost of investments for federal
income tax purposes was $364,430,340. Accumulated net
unrealized depreciation on investments was $38,676,488,
consisting of $41,603,029 gross unrealized appreciation
and $80,279,517 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$324,708,852	$-	$-	$324,708,852
Money Market Fund	1,045,000	-	-	1,045,000
Total Investments in Securities	$325,753,852	$-	$-	$325,753,852

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-95.3%
		Consumer Discretionary-11.1%
217,200		American Eagle Outfitters, Inc.	$3,077,724
151,800	*	Career Education Corporation	3,778,302
333,200		Foot Locker, Inc.	3,488,604
144,000		Interactive Data Corporation	3,332,160
162,000		PetSmart, Inc.	3,476,520
101,500		Phillips Van-Heusen Corporation	2,912,035
344,800		Regal Entertainment Group - Class "A"	4,582,392
			24,647,737
		Consumer Staples-8.8%
66,350		Church & Dwight Company, Inc.	3,603,469
42,900		Corn Products International, Inc.	1,149,291
154,700		Flowers Foods, Inc.	3,378,648
170,700	*	Fresh Del Monte Produce, Inc.	2,775,582
99,200		Hormel Foods Corporation	3,426,368
107,000		J. M. Smucker Company	5,206,620
			19,539,978
		Energy-6.1%
85,300	*	Denbury Resources, Inc.	1,256,469
168,500	*	EXCO Resources, Inc.	2,177,020
111,600	*	Plains Exploration & Production Company	3,053,376
168,100		St. Mary Land & Exploration Company	3,508,247
99,500	*	Whiting Petroleum Corporation	3,498,420
			13,493,532
		Financials-19.9%
16,232	*	Alleghany Corporation	4,398,872
146,300		American Financial Group, Inc.	3,157,154
642,300		Anworth Mortgage Asset Corporation (REIT)	4,630,983
59,200		Arthur J. Gallagher & Company	1,263,328
682,300		Chimera Investment Corporation (REIT)	2,381,227
59,300		Everest Re Group, Ltd.	4,244,101
299,300	*	EZCORP, Inc. - Class "A"	3,226,454
112,900		Harleysville Group, Inc.	3,186,038
210,800	*	Jefferies Group, Inc.	4,496,364
9,600	*	Markel Corporation	2,704,320
687,300		MFA Financial, Inc. (REIT)	4,756,116
9,752		National Western Life Insurance Company - Class A	1,138,546
100,700	*	Piper Jaffray Companies, Inc.	4,397,569
			43,981,072

			Health Care-13.4%
260,900		*	Endo Pharmaceuticals Holdings, Inc.	4,675,328
106,000		*	Life Technologies Corporation	4,422,320
162,800		*	Lincare Holdings, Inc.	3,829,056
144,300		*	Magellan Health Services, Inc.	4,735,926
94,300		*	MEDNAX, Inc.	3,972,859
201,752			PerkinElmer, Inc.	3,510,485
178,200			STERIS Corporation	4,647,456
				29,793,430
			Industrials-11.8%
43,200		*	Alliant Techsystems, Inc.	3,557,952
93,200			Curtiss-Wright Corporation	2,770,836
180,800		*	EMCOR Group, Inc.	3,637,696
28,100			Parker-Hannifin Corporation	1,207,176
73,000			Pentair, Inc.	1,870,260
54,800			Precision Castparts Corporation	4,002,044
90,800			Robbins & Myers, Inc.	1,747,900
94,900			Rockwell Collins, Inc.	3,960,177
168,900			Woodward Governor Company	3,344,220
				26,098,261
			Information Technology-11.7%
160,750		*	Avnet, Inc.	3,380,572
607,000		*	Compuware Corporation	4,164,020
378,900		*	Convergys Corporation	3,516,192
143,500			Fair Isaac Corporation	2,218,510
130,000		*	MICROS Systems, Inc.	3,291,600
277,300		*	QLogic Corporation	3,516,164
110,600		*	Sybase, Inc.	3,466,204
199,200		*	Verigy, Ltd.	2,424,264
				25,977,526
			Materials-7.3%
66,500			AptarGroup, Inc.	2,245,705
173,600		*	Crown Holdings, Inc.	4,190,704
197,600			Innospec, Inc.	2,124,200
104,000		*	OM Group, Inc.	3,018,080
73,000			Royal Gold, Inc.	3,044,100
164,800		*	Titanium Metals Corporation	1,514,512
				16,137,301
			Telecommunication Services-3.1%
392,600		*	Premiere Global Services, Inc.	4,255,784
102,675			Telephone & Data Systems, Inc. - Special Shares	2,665,443
				6,921,227
			Utilities-2.1%
160,900			CMS Energy Corporation	1,943,672
133,700			Portland General Electric Company	2,604,476
				4,548,148
Total Value of Common Stocks (cost $208,266,374)				211,138,212
			SHORT-TERM INVESTMENTS-5.3%
			Money Market Fund
11,696	M		First Investors Cash Reserve Fund, .61% (cost $11,696,000)	11,696,000
Total Value of Investments (cost $219,962,374)			100.6%	222,834,212
Excess of Liabilities Over Other Assets			(.6)	(1,231,402)
Net Assets			100.0%	$221,602,810

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at June 30, 2009.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At June 30, 2009, the cost of investments for federal income tax purposes was $220,009,103. Accumulated net
unrealized appreciation on investments was $2,825,109,
consisting of $21,513,010 gross unrealized appreciation and
$18,687,901 gross unrealized depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$211,138,212	$-	$-	$211,138,212
Money Market Fund	11,696,000	-	-	11,696,000
Total Investments in Securities	$222,834,212	$-	$-	$222,834,212

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-96.6%
		United Kingdom-24.0%
89,099		BG Group PLC	$1,493,738
180,806		British American Tobacco PLC	4,981,530
160,442		Cadbury PLC	1,368,679
61,003		Capita Group PLC	717,806
84,175		De La Rue PLC	1,262,861
123,079		Diageo PLC	1,766,466
158,764		Imperial Tobacco Group PLC	4,125,846
69,466		Reckitt Benckiser Group PLC	3,164,305
66,017		Scottish and Southern Energy PLC	1,238,322
523,768		Tesco PLC	3,050,037
			23,169,590
		India-14.1%
13,682		Bharat Heavy Electricals, Ltd.	629,492
76,329	*	Bharti Airtel, Ltd.	1,278,098
217,755		Cipla, Ltd.	1,151,617
102,200		HDFC Bank, Ltd.	3,185,470
378,716		Hindustan Unilever, Ltd.	2,114,738
73,556		Housing Development Finance Corporation, Ltd.	3,600,259
289,791		ITC, Ltd.	1,153,901
12,924		Nestle India, Ltd.	540,000
			13,653,575
		Switzerland-11.2%
269		Lindt & Spruengli AG	502,110
99,220		Nestle SA - Registered	3,733,237
45,405		Novartis AG - Registered	1,838,661
24,176		Roche Holding AG - Genusscheine	3,283,339
15,100		Synthes, Inc.	1,456,476
			10,813,823
		Spain-5.9%
171,622		Enagas	3,373,751
51,600		Red Electrica Corporacion SA	2,331,243
			5,704,994
		France-5.7%
9,952		Air Liquide SA	908,877
39,258		Essilor International SA	1,871,107
50,790		Total SA	2,741,324
			5,521,308

	Brazil-5.3%
115,800	Cia Brasileira de Meios De Pagamento SA	995,627
56,000	CPFL Energia SA	907,235
99,000	Redecard SA	1,515,461
57,630	Souza Cruz SA	1,650,562
		5,068,885
	Australia-5.1%
136,963	Coca-Cola Amatil, Ltd.	953,370
92,288	QBE Insurance Group, Ltd.	1,484,749
116,858	Woolworths, Ltd.	2,490,341
		4,928,460
	Japan-5.1%
17,500	East Japan Railway Company	1,053,791
6,200	Nintendo Company, Ltd.	1,711,209
25,400	Secom Company, Ltd.	1,031,953
28,100	Shimano, Inc.	1,074,664
		4,871,617
	United States-4.9%
109,200	Philip Morris International, Inc.	4,763,304
	Netherlands-3.3%
36,161	Core Laboratories NV	3,151,431
	Germany-3.2%
11,425	Deutsche Boerse AG	885,392
20,278	Fresenius Medical Care AG & Company	908,463
16,129	RWE AG	1,273,687
		3,067,542
	Denmark-3.0%
53,926	Novo Nordisk A/S - Series "B"	2,915,084
	Canada-2.8%
17,712	Canadian Natural Resources, Ltd.	934,137
40,599	Shoppers Drug Mart Corporation	1,747,573
		2,681,710
	Ireland-1.4%
36,689	Covidien PLC	1,373,636
	Italy-1.2%
358,100	Terna-Rete Elettrica Nationale SpA	1,192,930
	Belgium-.4%
1,587	Colruyt SA	361,947
Total Value of Common Stocks (cost $96,549,359)		93,239,836
	PREFERRED STOCKS-3.0%
	Brazil
82,287	AES Tiete SA	859,903
15,300	Companhia de Bebidas das Americas (ADR)	991,899
77,749	Companhia Energetica de Minas Gerais	1,043,368
Total Value of Preferred Stocks (cost $2,331,552)		2,895,170

		SHORT-TERM INVESTMENTS-1.4%
		Money Market Fund
$1,370	M	First Investors Cash Reserve Fund, .61% (cost $1,370,000)	1,370,000
Total Value of Investments (cost $100,250,911)		101.0%	97,505,006
Excess of Liabilities Over Other Assets		(1.0)	(935,378)
Net Assets		100.0%	$96,569,628

*	Non-income producing

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2009, the cost of investments for federal
income tax purposes was $100,706,881. Accumulated
net unrealized depreciation on investments was
$3,201,875, consisting of $5,415,550 gross unrealized
appreciation and $8,617,425 gross unrealized
depreciation.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying footnotes.

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$93,239,836	$-	$-	$93,239,836
Preferred Stocks	2,895,170			2,895,170
Money Market Fund	1,370,000	-	-	1,370,000
Total Investments in Securities	$97,505,006	$-	$-	$97,505,006
Other Financial Instruments*	$-	$(1,417,009)	$-	$(1,417,009)

*	Other financial instruments include forward currency contracts and foreign exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and ask prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

FASB Statement of Financial Accounting Standards Board No.157 (FAS 157), established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2009, for each fund's investments is included at the end of each fund's schedule of investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 28, 2009